Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7,957	$ 7,615	$ 7,615
Charged to Costs and Expenses	6,506	5,947	6,034
Deductions	5,479	5,605	6,034
Balance at End of Period	8,984	7,957	7,615
Deducted in Balance Sheet from Trade Accounts Receivable: Allowance for Doubtful Accounts [Member] | LAMAR MEDIA CORP [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	7,957	7,615	7,615
Charged to Costs and Expenses	6,506	5,947	6,034
Deductions	5,479	5,605	6,034
Balance at End of Period	8,984	7,957	7,615
Deducted in Balance Sheet from Intangible Assets: Amortization of Intangible Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,995,092	1,900,026	1,794,415
Charged to Costs and Expenses	66,490	96,139	106,533
Deductions	2,233	1,073	922
Balance at End of Period	2,059,349	1,995,092	1,900,026
Deducted in Balance Sheet from Intangible Assets: Amortization of Intangible Assets [Member] | LAMAR MEDIA CORP [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,994,146	1,899,080	1,793,476
Charged to Costs and Expenses	66,490	96,139	106,533
Deductions	2,233	1,073	929
Balance at End of Period	$ 2,058,403	$ 1,994,146	$ 1,899,080